REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Mobile services	$ 113,348	$ 111,901	$ 121,003
Internet services	64,233	71,677	79,045
Cable Television Services	59,582	67,262	75,538
Fixed and Data Services	45,597	51,137	48,482
Other services revenues	1,234	1,053	1,000
Subtotal Services revenues	283,994	303,030	325,068
Equipment revenues	17,602	19,656	26,880
Total Revenues	$ 301,596	$ 322,686	$ 351,948